Equipment (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 22,058
IFRS Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	22,058
IFRS Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	25,779
Balance	25,779
IFRS Equipment [Member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	3,721
Balance	$ (3,721)